Expenses by Nature - Schedule of Net in the Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve	$ 10,238	$ 16,597
Restructuring charges incurred	93,383	44,338	$ 93,388
Cash payments and disposals	(89,656)	(51,362)
Currency translation	(283)	665
Liability reserve	13,682	10,238	16,597
Severance [Member]
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve	3,651	6,142
Restructuring charges incurred	46,474	25,619
Cash payments and disposals	(45,267)	(28,363)
Currency translation	(77)	253
Liability reserve	4,781	3,651	6,142
Contract termination [Member]
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve	1,597	922
Restructuring charges incurred	2,854	1,109
Cash payments and disposals	(2,684)	(707)
Currency translation	(49)	273
Liability reserve	1,718	1,597	922
Asset impairment [Member]
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve	359	3,007
Restructuring charges incurred	29,392	5,270
Cash payments and disposals	(29,655)	(8,392)
Currency translation	(5)	474
Liability reserve	91	359	3,007
Other [Member]
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve	4,631	6,526
Restructuring charges incurred	14,663	12,340
Cash payments and disposals	(12,050)	(13,900)
Currency translation	(152)	(335)
Liability reserve	$ 7,092	$ 4,631	$ 6,526